Payden Mutual Funds

Payden Managed Income Fund
Schedule of Investments
- July 3 1 , 2026 (Unaudited)
Principal
or Shares Security Description
Value
(000)
Asset Backed (8%
)
400,000 1988 Asset Management Euro CLO DAC 1A
144A, (3 mo. EURIBOR + 2.950%), 0.00%,
4/15/40 EUR (a)(b)(c) $ 461
312,478 Ally Bank 2026-A 144A, 6.37%, 3/15/34 (a) 312
480,000 Armada Euro CLO I DAC 1A 144A, (3 mo.
EURIBOR + 2.900%), 5.32%, 7/24/40 EUR (a)
(b)(c) 553
300,000 Bilbao CLO VI DAC 6A 144A, (3 mo.
EURIBOR + 2.900%), 5.28%, 10/15/40
EUR (a)(b)(c) 346
975,000 CIFC Funding Ltd. 2018-4A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.600%),
6.35%, 1/17/38 (a)(c) 972
400,000 Cologix Canadian Issuer LP 2022-1CAN 144A,
5.68%, 1/25/52 CAD (a)(b) 284
300,000 CVC Cordatus Loan Fund XV DAC 15X, (3 mo.
EURIBOR + 3.400%), 5.76%, 2/26/39 EUR (b)
(c)(d) 350
500,000 Diamond Infrastructure Funding LLC 2021-1A
144A, 3.48%, 4/15/49 (a) 495
250,000 Diamond Issuer LLC 2021-1A 144A, 3.79%,
11/20/51 (a) 244
397,000 Driven Brands Funding LLC 2025-1A 144A,
5.30%, 10/20/55 (a) 385
575,000 Elmwood European CLO DAC 2026-2A 144A,
(3 mo. EURIBOR + 2.800%), 5.51%, 7/15/39
EUR (a)(b)(c) 663
195,275 FORT CRE Issuer LLC 2022-FL3 144A, (U.S.
Secured Overnight Financing Rate Index 30day
Average + 2.250%), 5.87%, 2/23/39 (a)(c) 196
100,000 Henley CLO XII DAC 12X, (3 mo. EURIBOR
+ 3.100%), 5.53%, 1/15/38 EUR (b)(c)(d) 116
1 Juniper Receivables DAC , 0.00%, 8/15/29 (e) 99
10 Juniper Receivables DAC 2023-1 , 0.00%,
7/15/30 (e) 148
49,924 KKR Static CLO I Ltd. 2022-1A 144A, (3
mo. Term Secured Overnight Financing Rate +
0.980%), 4.71%, 7/20/31 (a)(c) 50
325,000 Lmdv Issuer Co. LLC 2025-1A 144A, 5.90%,
12/15/55 (a) 324
350,000 MetroNet Infrastructure Issuer LLC 2026-1A
144A, 7.10%, 4/20/56 (a) 347
495,208 Oak Street Investment Grade Net Lease Fund
2020-1A 144A, 3.39%, 11/20/50 (a) 344
250,000 OCP CLO Ltd. 2024-35A 144A, (3 mo. Term
Secured Overnight Financing Rate + 3.100%),
6.91%, 10/25/37 (a)(c) 252
400,000 OCP CLO Ltd. 2019-17A 144A, (3 mo. Term
Secured Overnight Financing Rate + 2.550%),
6.36%, 7/19/39 (a)(c) 400
350,000 Penta CLO DAC 2023-14A 144A, (3 mo.
EURIBOR + 2.900%), 5.38%, 4/20/40 EUR (a)
(b)(c) 404
325,000 RRE Loan Management DAC 26A 144A, (3 mo.
EURIBOR + 3.750%), 6.18%, 7/15/38 EUR (a)
(b)(c) 376
300,000 RRE Loan Management DAC 29A 144A, (3 mo.
EURIBOR + 2.700%), 5.04%, 7/15/41 EUR (a)
(b)(c) 346
Principal
or Shares Security Description
Value
(000)
350,000 Sound Point Euro CLO Funding DAC 14X, (3
mo. EURIBOR + 2.800%), 5.29%, 4/20/39
EUR (b)(c)(d) $ 403
240,000 Switch ABS Issuer LLC 2024-2A 144A, 6.20%,
6/25/54 (a) 236
175,000 VB-S1 Issuer LLC 2026-1A 144A, 6.84%,
3/15/56 (a) 175
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
6.64%, 5/15/54 (a) 202
200,000 VB-S1 Issuer LLC-VBTEL 2024-1A 144A,
8.87%, 5/15/54 (a) 205
Total Asset Backed (Cost - $10,496)
9,688
Bank Loan(f) (14%
)
706,694 AAdvantage Loyality IP Ltd. Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
1.750%), 6.48%, 5/28/32  708
332,490 Amneal Pharmaceuticals LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 6.73%, 8/02/32  334
696,465 AmWINS Group Inc. Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.000%), 5.73%, 1/30/32  691
300,000 Boluda Towage Luxembourg Sarl Term Loan
B 1L, (3 mo. EURIBOR + 2.750%), 2.75%,
6/30/33 EUR (b) 348
75,000 Bond German BidCo 2 GmbH Term Loan B1
1L, (1 mo. Term Secured Overnight Financing
Rate + 3.500%), 7.24%, 6/29/33  75
348,250 Bulldog Purchaser Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.250%), 6.98%, 2/04/33  349
500,000 Clean Energy Future- Trumbull LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 3.000%), 6.73%, 4/29/33  502
200,000 Constantia Flexibles GMBH Term Loan B 1L,
(3 mo. EURIBOR + 3.750%), 3.75%, 7/07/32
EUR (b) 231
743,222 CPPIB OVM Member U.S. LLC Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 1.250%), 5.98%, 8/20/31  745
250,000 Crescent Midstream Operating LLC Term Loan
B 1L, (3 mo. Term Secured Overnight Financing
Rate + 2.750%), 7.40%, 2/11/33  251
101,112 Digicel International Finance Ltd. Term Loan B
1L, (3 mo. Term Secured Overnight Financing
Rate + 3.500%), 8.23%, 8/06/32  102
716,885 EMRLD Borrower LP Term Loan B2 1L, (3
mo. Term Secured Overnight Financing Rate +
1.500%), 6.07%, 8/04/31  718
698,250 EP Wealth Advisors LLC Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.500%), 6.17%, 10/18/32  702
381,016 Evergreen AcqCo 1 LP Term Loan 1L, (3 mo.
Term Secured Overnight Financing Rate +
1.500%), 6.17%, 9/17/32  382
347,344 Fr Br Holdings LLC Term Loan 1L, (3 mo. Term
Secured Overnight Financing Rate + 4.250%),
7.98%, 10/09/30  349
341,026 Genmab A/S Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 2.000%),
5.73%, 12/13/32  341

Principal
or Shares Security Description
Value
(000)
349,125 Graham Packaging Co. Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 1/26/33  $ 350
575,000 Grifols International Services DAC Term Loan
B 1L, (3 mo. EURIBOR + 3.000%), 5.41%,
4/14/33 EUR (b) 668
392,351 Hillenbrand Inc. Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.500%),
7.23%, 2/10/33  389
100,000 Hologic Inc. Term Loan B 1L, (3 mo. EURIBOR
+ 2.750%), 5.05%, 4/07/33 EUR (b) 116
550,000 Hologic Inc. Term Loan B 1L, (3 mo. Term
Secured Overnight Financing Rate + 1.250%),
6.00%, 4/07/33  541
232,952 Lackawanna Energy Center LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 3.000%), 6.41%, 8/05/32  234
425,000 Level 3 Financing Inc. Term Loan B5 1L, (6
mo. Term Secured Overnight Financing Rate +
2.750%), 6.39%, 3/29/32  427
270,188 Lightning Power LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
2.000%), 5.75%, 8/18/31  271
300,000 LSF12 Pillar Investments SARL Term Loan B 1L,
(3 mo. EURIBOR + 3.750%), 3.75%, 4/30/33
EUR (b) 347
603,628 McGraw-Hill Education Inc. Term Loan B2 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.500%), 6.23%, 8/06/31  605
282,692 Men's Wearhouse LLC (The) Term Loan B 1L, (3
mo. Term Secured Overnight Financing Rate +
4.750%), 9.41%, 1/28/31  286
377,397 MIC Glen LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.98%, 7/21/28  379
736,658 Omnia Partners LLC Term Loan B 1L, (3 mo.
Term Secured Overnight Financing Rate +
2.750%), 6.42%, 12/31/32  739
330,000 Pegasus Bidco Bv Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.17%, 7/12/32  331
422,875 PetsMart LLC Term Loan B 1L, (1 mo. Term
Secured Overnight Financing Rate + 3.000%),
7.72%, 8/18/32  424
494,987 Quikrete Holdings Inc. Term Loan B3 1L, (1
mo. Term Secured Overnight Financing Rate +
1.250%), 5.98%, 2/10/32  496
497,500 Raising Canes Restaurants LLC Term Loan B 1L,
(1 mo. Term Secured Overnight Financing Rate
+ 1.000%), 5.73%, 11/03/32  496
700,000 SCIH Salt Holdings Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.750%), 2.75%, 7/30/31  697
725,000 Sword Purchaser LLC Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
3.000%), 7.73%, 4/09/33  700
374,063 TK Elevator Midco Gmbh Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
2.750%), 6.70%, 4/30/30  376
196,985 Transdigm Inc. Term Loan J 1L, (1 mo. Term
Secured Overnight Financing Rate + 2.250%),
6.23%, 2/28/31  197
Principal
or Shares Security Description
Value
(000)
496,996 Transdigm Inc. Term Loan M 1L, (1 mo. Term
Secured Overnight Financing Rate + 1.500%),
6.23%, 8/19/32  $ 498
400,000 Treehouse Foods Inc. Term Loan B 1L, (1 mo.
Term Secured Overnight Financing Rate +
4.250%), 7.89%, 2/04/33  402
333,623 United Natural Foods Inc. Term Loan B 1L, (1
mo. Term Secured Overnight Financing Rate +
3.000%), 7.73%, 5/01/31  338
Total Bank Loan (Cost - $17,102)
17,135
Corporate Bond (34%
)
Financial  (9%)
725,000 Ally Financial Inc. D, (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
3.148%), 7.10% (c)(g) 730
600,000 Banco Bilbao Vizcaya Argentaria SA , (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.985%), 7.13% (c)(g) 600
250,000 Banco de Credito e Inversiones SA , (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (c)(d)(g) 264
295,000 Banco de Credito e Inversiones SA 144A, (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.944%), 8.75% (a)(c)(g) 311
650,000 Banco Santander SA , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.837%), 7.25% (c)(g) 652
475,000 Bank of New York Mellon Corp. N, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 1.868%), 6.15% (c)(g) 471
375,000 Citigroup Inc. JJ, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.745%),
6.50% (c)(g)(h) 375
575,000 Citizens Financial Group Inc. J, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.379%), 6.75% (c)(g)(h) 570
250,000 doValue SpA 144A, 5.38%, 11/15/31 EUR (a)(b) 291
500,000 Fibra SOMA Trust F/6185 , 4.38%, 7/22/31 (d)
(h) 453
125,000 Galaxy Bidco Ltd. , 8.13%, 12/19/29 GBP (b)(d) 174
475,000 Goldman Sachs Group Inc. AA, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 2.175%), 6.50% (c)(g) 472
300,000 HA Sustainable Infrastructure Capital Inc. , (5 yr.
US Treasury Yield Curve Rate T Note Constant
Maturity + 4.301%), 8.00%, 6/01/56 (c) 315
350,000 Main Street Capital Corp. , 6.95%, 3/01/29  360
150,000 MetLife Inc. , (5 yr. US Treasury Yield Curve Rate
T Note Constant Maturity + 1.817%), 5.85%,
3/15/56 (c) 146
850,000 Muthoot Finance Ltd. 144A, 5.75%, 8/04/30 (a) 829
200,000 Nationwide Building Society , (5 yr. UK
Government Bonds Note Generic Bid Yield +
3.852%), 7.50% GBP (b)(c)(d)(g) 278
525,000 Phoenix Aviation Capital Ltd. 144A, 9.25%,
7/15/30 (a) 544
300,000 Piraeus Bank SA , (5-Year Mid-Swap Rate +
4.596%), 6.75% EUR (b)(c)(d)(g) 363
275,000 Royal Bank of Canada , (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.462%), 6.50%, 11/24/85 (c) 267

Payden Managed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
200,000 SCOR SE , (5-Year Mid-Swap Rate + 3.857%),
6.00% EUR (b)(c)(d)(g)(h) $ 239
450,000 Synchrony Financial C, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.078%), 7.25% (c)(g) 443
200,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.090%), 6.88% (a)(c)(g) 199
250,000 UBS Group AG 144A, (5-Year U.S. Dollar SOFR
ICE Swap Rate + 3.179%), 7.13% (a)(c)(g) 250
600,000 Wells Fargo & Co. GG, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
2.340%), 6.13% (c)(g) 600
10,196
Industrial  (16%)
525,000 ADI Escrow Issuer LLC 144A, 7.13%,
7/15/34 (a) 536
300,000 Allwyn Entertainment Financing UK PLC ,
4.63%, 8/15/31 EUR (b)(d) 343
650,000 APLD ComputeCo 3 LLC 144A, 7.00%,
6/15/31 (a) 635
275,000 APLD ComputeCo LLC 144A, 9.25%,
12/15/30 (a) 292
150,000 Artemis Gold Inc. 144A, 5.63%, 2/15/31
CAD (a)(b) 109
200,000 Avianca Midco 2 PLC 144A, 10.25%,
1/07/32 (a) 188
325,000 BCPE Flavor Debt Merger Sub LLC and BCPE
Flavor Issuer Inc. 144A, 9.50%, 7/01/32 (a) 315
300,000 Boots Group Finco LP 144A, 5.38%, 8/31/32
EUR (a)(b) 354
90,000 Boparan Finance PLC , 9.38%, 11/07/29 GBP (b)
(d) 128
135,000 Boparan Finance PLC 144A, 9.38%, 11/07/29
GBP (a)(b) 192
250,000 C&W Senior Finance Ltd. 144A, 9.00%,
1/15/33 (a) 254
325,000 CCO Holdings LLC/CCO Holdings Capital
Corp. 144A, 7.38%, 2/01/36 (a)(h) 309
715,000 Central American Bottling Corp./CBC Bottling
Holdco SL/Beliv Holdco SL , 5.25%, 4/27/29 (d) 700
250,000 Cesar SpA , 6.50%, 9/30/31 EUR (b)(d) 296
275,000 Dangote Fertiliser Ltd. 144A, 7.75%, 5/05/31 (a) 277
400,000 Digicel International Finance Ltd./Difl U.S. LLC
144A, 8.63%, 8/01/32 (a) 413
150,000 Edge Finco PLC , 8.13%, 8/15/31 GBP (b)(d) 210
500,000 Edged Compute LLC 144A, 7.50%, 4/30/31 (a) 475
700,000 ELK Grove Village Property LLC 144A, 7.50%,
6/15/31 (a) 675
275,000 Fiesta Purchaser Inc. 144A, 9.63%, 9/15/32 (a) 258
200,000 FIS Fabbrica Italiana Sintetici SpA 144A, 5.25%,
2/05/31 EUR (a)(b) 232
275,000 Flutter Treasury DAC 144A, 5.88%, 6/04/31 (a) 271
325,000 Flutter Treasury DAC , 6.13%, 6/04/31 GBP (b)
(d) 433
350,000 Ford Motor Credit Co. LLC , 6.47%, 5/22/36 (h) 351
175,000 Galaxy Helios Data Centers II LLC 144A,
9.88%, 8/01/31 (a) 176
300,000 Gruppo San Donato SpA , 6.50%, 10/31/31
EUR (b)(d) 340
275,000 Gruppo San Donato SpA 144A, 6.50%, 10/31/31
EUR (a)(b) 311
250,000 HomeVi SASU 144A, 6.63%, 10/31/31 EUR (a)
(b) 291
Principal
or Shares Security Description
Value
(000)
350,000 Hybar LLC 144A, 7.38%, 7/01/34 (a) $ 352
300,000 Iceland Bondco PLC 144A, 6.63%, 8/15/33
EUR (a)(b) 345
225,000 Industrial F&B Investments III Inc. 144A,
7.75%, 2/11/33 (a) 229
105,000 JH North America Holdings Inc. 144A, 6.13%,
7/31/32 (a) 105
100,000 KeHE Distributors LLC/KeHE Finance Corp./
NextWave Distribution Inc. 144A, 7.13%,
4/30/33 (a) 102
225,000 Level 3 Financing Inc. 144A, 7.50%, 2/15/37 (a) 224
250,000 Liberty Costa Rica Senior Secured Finance ,
10.88%, 1/15/31 (d) 261
375,000 LifePoint Health Inc. 144A, 7.00%, 5/01/34 (a) 351
330,000 Marriott Ownership Resorts Inc. 144A, 6.50%,
10/01/33 (a) 325
250,000 Mcdermott International Ltd. 144A, 10.50%,
7/16/31 (a)(d) 250
100,000 Men's Wearhouse LLC 144A, 9.00%, 2/01/31 (a) 107
300,000 Novelis Corp. 144A, 6.38%, 8/15/33 (a) 300
100,000 OAK-Eagle Acquireco Inc. 144A, 6.25%,
7/01/33 EUR (a)(b) 121
375,000 OAK-Eagle Acquireco Inc. 144A, 8.75%,
7/01/34 (a) 395
225,000 OCP SA 144A, (5 yr. US Treasury Yield Curve
Rate T Note Constant Maturity + 2.746%),
6.74% (a)(c)(g) 221
150,000 Opal Bidco SAS , 5.50%, 3/31/32 EUR (b)(d) 177
250,000 Opal Bidco SAS 144A, 5.50%, 3/31/32 EUR (a)
(b) 296
275,000 OVH Groupe SA , 4.75%, 2/05/31 EUR (b)(d) 318
275,000 PetSmart LLC/PetSmart Finance Corp. 144A,
7.50%, 9/15/32 (a) 278
150,000 Post Holdings Inc. 144A, 6.25%, 10/15/34 (a) 146
345,000 Post Holdings Inc. 144A, 6.50%, 3/15/36 (a) 337
325,000 PR RNO Property Owner 1 LLC 144A, 6.50%,
5/01/31 (a) 306
550,000 Prime Healthcare Services Inc. 144A, 9.38%,
9/01/29 (a) 574
475,000 Stagwell Global LLC 144A, 5.63%, 8/15/29 (a) 462
400,000 Standard Building Solutions Inc. 144A, 6.25%,
8/01/33 (a) 396
300,000 Standard Building Solutions Inc. 144A, 5.88%,
3/15/34 (a) 288
225,000 Star Parent Inc. 144A, 9.00%, 10/01/30 (a) 237
365,000 Surgery Center Holdings Inc. 144A, 7.25%,
4/15/32 (a) 367
225,000 SV RNO Property Owner 1 LLC 144A, 5.88%,
3/01/31 (a) 209
150,000 Telecommunications Co. Telekom Srbija AD
Belgrade 144A, 6.75%, 5/18/33 EUR (a)(b) 176
150,000 Univision Communications Inc. 144A, 8.88%,
4/15/33 (a) 145
310,000 Viking Baked Goods Acquisition Corp. 144A,
8.63%, 11/01/31 (a) 312
650,000 Yondr JK 1 LLC 144A, 6.88%, 6/30/31 (a) 620
18,696
Utility  (9%)
200,000 ADM Elektrik Dagitim AS 144A, 9.50%,
2/05/31 (a) 192
525,000 Azule Energy Finance PLC , 8.13%, 1/23/30 (d) 533
200,000 Azule Energy Finance PLC 144A, 8.25%,
1/22/31 (a) 203

Principal
or Shares Security Description
Value
(000)
600,000 BKV Upstream Midstream LLC 144A, 7.50%,
10/15/30 (a) $ 600
350,000 Borr IHC Ltd./Borr Finance LLC 144A, 8.75%,
1/15/32 (a) 343
300,000 California Resources Corp. 144A, 7.25%,
1/15/35 (a) 296
450,000 Calumet Specialty Products Partners LP/Calumet
Finance Corp. 144A, 9.75%, 2/15/31 (a) 482
350,000 Caturus Energy LLC 144A, 7.13%, 5/15/31 (a) 347
200,000 Clearway Energy Operating LLC 144A, 5.75%,
1/15/34 (a) 193
265,000 CVR Energy Inc. 144A, 7.50%, 2/15/31 (a) 269
80,000 CVR Energy Inc. 144A, 7.88%, 2/15/34 (a) 81
250,000 Energuate Trust 2 0 144A, 6.35%, 9/15/35 (a) 246
300,000 Energuate Trust 2 0 , 6.35%, 9/15/35 (d) 296
425,000 EnfraGen Energia Sur SAU/ EnfraGen Chile SpA/
EnfraGen Spain SAU , 8.50%, 6/30/32 (d)(h) 441
200,000 Esentia Energy Development SAB de CV 144A,
6.50%, 7/30/38 (a) 191
450,000 FORESEA Holding SA 144A, 7.50%,
6/15/30 (a)(h) 447
400,000 GDZ Elektrik Dagitim AS , 9.00%, 10/15/29 (d) 384
325,000 Geopark Ltd. , 8.75%, 1/31/30 (d) 328
450,000 Infinity Natural Resources LLC 144A, 7.63%,
4/01/31 (a) 449
275,000 Jadestone Energy UK PLC 144A, 12.00%,
4/14/31 (a)(d) 281
270,000 Kistos Holdings PLC 144A, 9.88%, 5/18/30 (a)
(d) 268
250,000 Kraken Oil & Gas Partners LLC 144A, 7.13%,
5/15/31 (a) 247
250,000 Medco Cypress Tree Pte Ltd. 144A, 8.63%,
5/19/30 (a) 260
350,000 Medco Cypress Tree Pte Ltd. , 8.63%, 5/19/30 (d) 363
800,000 Neo Next+ Energy Consolidated Holdings Ltd.
144A, 6.63%, 6/11/31 (a)(d) 791
175,000 Obsidian Energy Ltd. 144A, 8.13%, 12/03/30
CAD (a)(b) 129
375,000 Petroleos Mexicanos , 6.35%, 2/12/48  297
225,000 Puget Energy Inc. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.961%), 7.00%, 9/15/56 (c) 226
225,000 Puget Energy Inc. , (5 yr. US Treasury Yield
Curve Rate T Note Constant Maturity +
2.848%), 7.25%, 9/15/56 (c) 226
375,000 Saavi Energia Sarl , 8.88%, 2/10/35 (d) 406
400,000 TXNM Energy Inc. 144A, (5 yr. US Treasury
Yield Curve Rate T Note Constant Maturity +
3.254%), 7.00%, 7/31/56 (a)(c) 402
300,000 Venture Global LNG Inc. 144A, (5 yr. US
Treasury Yield Curve Rate T Note Constant
Maturity + 5.440%), 9.00% (a)(c)(g) 299
10,516
Total Corporate Bond (Cost - $39,495)
39,408
Foreign Government (10%
)
450,000 Argentine Republic Government International
Bond , 4.13%, 7/09/35  357
8,000,000 Brazil Notas do Tesouro Nacional Serie F ,
10.00%, 1/01/31 BRL (b) 1,369
175,000 Brazilian Government International Bond ,
5.50%, 4/23/36 EUR (b) 199
200,000 Ecuador Government International Bond 144A,
8.75%, 1/29/34 (a) 199
Principal
or Shares Security Description
Value
(000)
218,686 Ecuador Government International Bond , 6.90%,
7/31/35 (d) $ 197
160,000 Ghana Government International Bond , 5.00%,
7/03/35 (d) 147
375,000 Ghana Government International Bond 144A,
5.00%, 7/03/35 (a) 344
603,220,000 Hungary Government Bond Series 31/A, 3.25%,
10/22/31 HUF (b) 1,717
350,000 Ivory Coast Government International Bond ,
4.88%, 1/30/32 EUR (b)(d) 393
250,000 Ivory Coast Government International Bond
144A, 6.75%, 2/25/41 (a) 235
32,340,000 Mexican Bonos Series M, 7.75%, 11/23/34
MXN (b) 1,726
375,000 Montenegro Government International Bond ,
4.88%, 4/01/32 EUR (b)(d) 435
250,000 Nigeria Government International Bond , 9.63%,
6/09/31 (d) 279
200,000 Nigeria Government International Bond ,
10.38%, 12/09/34 (d) 239
36,300,000 Republic of South Africa Government Bond
Series R213, 7.00%, 2/28/31 ZAR (b) 2,108
200,000 Republic of South Africa Government
International Bond 144A, 7.25%, 12/11/55 (a) 191
200,000 Romanian Government International Bond
144A, 5.88%, 7/11/32 EUR (a)(b) 239
350,000 Romanian Government International Bond
144A, 4.63%, 3/04/33 EUR (a)(b) 387
25,000 Romanian Government International Bond
144A, 6.00%, 9/24/44 EUR (a)(b) 27
320,000 Sri Lanka Government International Bond ,
3.60%, 2/15/38 (d) 323
250,000 Turkiye Government International Bond , 6.88%,
1/14/38  239
Total Foreign Government (Cost - $11,015)
11,350
Mortgage Backed (27%
)
150,000 1211 Avenue of the Americas Trust 2015-1211
144A, 4.14%, 8/10/35 (a)(i) 142
250,000 1301 Trust 2025-1301 144A, 6.22%,
8/11/42 (a)(i) 248
425,000 Arbor Realty Commercial Real Estate Notes LLC
2026-FL2 144A, (1 mo. Term Secured Overnight
Financing Rate + 2.400%), 6.05%, 11/20/42 (a)
(c) 426
625,000 Arbor Realty Commercial Real Estate Notes LLC
2025-FL1 144A, (1 mo. Term Secured Overnight
Financing Rate + 3.293%), 6.96%, 1/20/43 (a)(c) 628
200,000 AREIT Ltd. 2026-CRE12 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
5.65%, 2/18/44 (a)(c) 200
350,000 Atrium Hotel Portfolio Trust 2017-ATRM
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.347%), 7.02%, 12/15/36 (a)(c) 349
375,000 BAMLL Commercial Mortgage Securities Trust
2020-BOC 144A, 2.63%, 1/15/32 (a) 348
225,000 BAY Trust 2026-MDWS 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.392%),
6.07%, 6/15/41 (a)(c) 225
500,000 BAY Trust 2026-MDWS 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.191%),
6.87%, 6/15/41 (a)(c) 500
650,000 BBCMS Trust 2015-SRCH 144A, 4.96%,
8/10/35 (a)(i) 642

Payden Managed Income Fund
continued

Payden Mutual Funds
Principal
or Shares Security Description
Value
(000)
130,000 BDS LLC 2025-FL14 144A, (1 mo. Term Secured
Overnight Financing Rate + 1.893%), 5.56%,
10/17/42 (a)(c) $ 130
300,000 BDS LLC 2026-FL17 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.250%), 5.92%,
5/19/43 (a)(c) 300
275,000 BFLD Commercial Mortgage Trust 2025-660F
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.750%), 6.43%, 11/15/42 (a)(c) 276
150,000 BOS Trust 2026-LYRK 144A, 7.78%,
5/11/41 (a)(i) 149
475,000 BRAVO Residential Funding Trust 2025-NQM6
144A, 6.03%, 6/25/65 (a)(i) 473
400,000 BSPDF Issuer LLC 2026-FL3 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
6.42%, 9/18/43 (a)(c) 400
300,000 BSPDF Issuer LLC 2026-FL4 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
6.42%, 11/18/43 (a)(c) 301
275,000 BSPRT Issuer LLC 2026-FL13 144A, (1 mo.
Term Secured Overnight Financing Rate +
4.000%), 7.67%, 10/18/43 (a)(c) 277
227,500 BX Commercial Mortgage Trust 2025-BCAT
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.650%), 6.33%, 8/15/42 (a)(c) 229
275,000 BX Commercial Mortgage Trust 2026-VLT10
144A, 6.40%, 7/13/58 (a)(i) 265
425,000 BX Commercial Mortgage Trust 2026-VLT10
144A, 6.87%, 7/13/58 (a)(i) 408
460,000 BX Trust 2023-LIFE 144A, 5.39%, 2/15/28 (a) 448
150,000 BX Trust 2023-LIFE 144A, 6.87%, 2/15/28 (a) 144
350,000 BX Trust 2026-OPTM 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.000%),
5.68%, 3/15/39 (a)(c) 348
175,000 BX Trust 2026-OPTM 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.900%),
6.58%, 3/15/39 (a)(c) 173
300,000 BX Trust 2026-RISE 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.800%), 6.48%,
4/15/41 (a)(c) 303
425,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.893%),
5.57%, 3/15/42 (a)(c) 424
300,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.192%),
5.87%, 3/15/42 (a)(c) 299
300,000 BX Trust 2025-VLT6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.592%),
6.27%, 3/15/42 (a)(c) 299
325,000 BX Trust 2025-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.600%),
6.28%, 12/15/42 (a)(c) 327
350,000 BX Trust 2025-DELC 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.050%),
6.73%, 12/15/42 (a)(c) 351
400,000 BX Trust 2025-VLT7 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.250%),
6.93%, 7/15/44 (a)(c) 401
450,000 BX Trust 2025-VOLT 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
6.43%, 12/15/44 (a)(c) 450
Principal
or Shares Security Description
Value
(000)
175,000 CEDR Commercial Mortgage Trust 2022-SNAI
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.376%), 6.05%, 2/15/39 (a)(c) $ 173
375,000 CEDR Commercial Mortgage Trust 2022-SNAI
144A, (1 mo. Term Secured Overnight Financing
Rate + 3.019%), 6.70%, 2/15/39 (a)(c) 367
425,000 Century Plaza Towers 2019-CPT 144A, 3.00%,
11/13/39 (a)(i) 378
175,000 COMM Mortgage Trust 2016-667M 144A,
3.18%, 10/10/36 (a)(i) 173
250,000 COMM Mortgage Trust 2025-167G 144A,
8.20%, 8/10/40 (a)(i) 247
300,000 CONE Commercial Mortgage Trust 2026-ACD6
144A, 6.97%, 7/15/43 (a)(i) 296
425,000 CONE Commercial Mortgage Trust 2026-ACD6
144A, 8.11%, 7/15/43 (a)(i) 420
425,000 Connecticut Avenue Securities Trust 2022-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.500%), 13.12%,
3/25/42 (a)(c) 447
500,000 Connecticut Avenue Securities Trust 2022-R03
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 9.850%), 13.47%,
3/25/42 (a)(c) 526
525,000 Connecticut Avenue Securities Trust 2023-R04
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 8.250%), 11.87%,
5/25/43 (a)(c) 585
550,000 Connecticut Avenue Securities Trust 2023-R05
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 6.850%), 10.47%,
6/25/43 (a)(c) 602
575,000 Cross Mortgage Trust 2024-H8 144A, 6.32%,
12/25/69 (a)(i) 579
125,000 DOLP Trust 2021-NYC 144A, 3.70%,
5/10/41 (a)(i) 104
2,272,143 FN MA5910 30YR , 5.50%, 12/01/55  2,252
1,093,514 FN MA6119 30YR , 5.50%, 7/01/56  1,083
425,000 Freddie Mac STACR REMIC Trust 2021-HQA3
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 6.250%), 9.87%,
9/25/41 (a)(c) 428
175,000 Freddie Mac STACR REMIC Trust 2022-DNA1
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 7.100%), 10.72%,
1/25/42 (a)(c) 180
525,000 Freddie Mac STACR REMIC Trust 2022-DNA2
144A, (U.S. Secured Overnight Financing Rate
Index 30day Average + 8.500%), 12.12%,
2/25/42 (a)(c) 546
575,000 Freddie Mac STACR REMIC Trust 2026-DNA2
144A, (U.S. Secured Overnight Financing
Rate Index 30day Average + 2.100%), 5.72%,
3/25/46 (a)(c) 585
200,000 FS Rialto 2021-FL3 144A, (1 mo. Term Secured
Overnight Financing Rate + 2.964%), 6.67%,
11/16/36 (a)(c) 201
350,000 FS RIALTO 2021-FL2 144A, (1 mo. Term
Secured Overnight Financing Rate + 3.414%),
7.12%, 5/16/38 (a)(c) 347
225,000 Hilton USA Trust 2016-SFP 144A, 2.83%,
11/05/35 (a) 188

Principal
or Shares Security Description
Value
(000)
350,000 INTOWN Mortgage Trust 2025-STAY 144A, (1
mo. Term Secured Overnight Financing Rate +
2.850%), 6.53%, 3/15/42 (a)(c) $ 351
275,000 INTOWN Mortgage Trust 2025-STAY 144A, (1
mo. Term Secured Overnight Financing Rate +
3.850%), 7.53%, 3/15/42 (a)(c) 274
325,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2026-FUN 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.100%),
5.78%, 6/15/39 (a)(c) 327
400,000 JP Morgan Chase Commercial Mortgage
Securities Trust 2026-FUN 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.750%),
6.43%, 6/15/39 (a)(c) 402
200,000 Life Mortgage Trust 2022-BMR2 144A, (1
mo. Term Secured Overnight Financing Rate +
1.794%), 5.47%, 5/15/39 (a)(c) 175
150,000 MFT Trust 2020-ABC 144A, 3.48%, 2/10/42 (a)
(i) 130
400,000 MFT Trust 2020-ABC 144A, 3.48%, 2/10/42 (a)
(i) 322
175,000 Morgan Stanley Capital I Trust 2017-ASHF
144A, (1 mo. Term Secured Overnight Financing
Rate + 4.647%), 8.32%, 11/15/34 (a)(c) 175
350,000 Morgan Stanley Residential Mortgage Loan Trust
2025-NQM5 144A, 7.00%, 7/25/70 (a)(c)(i) 346
250,000 Morgan Stanley Residential Mortgage Loan Trust
2026-NQM3 144A, 6.71%, 3/25/71 (a)(c)(i) 247
250,000 Natixis Commercial Mortgage Securities Trust
2019-10K 144A, 4.13%, 5/15/39 (a)(i) 232
350,000 NYC Commercial Mortgage Trust 2021-909
144A, 2.94%, 4/10/43 (a) 294
475,000 Sage AR Funding 2026-1A 144A, (Sterling
Overnight Index Average + 1.750%), 0.00%,
5/18/38 GBP (a)(b)(c) 629
200,000 Sage AR Funding 2026-2A 144A, (Sterling
Overnight Index Average + 2.000%), 0.00%,
8/18/38 GBP (a)(b)(c) 266
250,000 Sage AR Funding 2026-2A 144A, (Sterling
Overnight Index Average + 2.750%), 0.00%,
8/18/38 GBP (a)(b)(c) 332
350,000 SLG Office Trust 2026-OMA 144A, 6.96%,
4/15/41 (a)(i) 347
225,000 Soho Trust 2021-SOHO 144A, 2.70%,
8/10/38 (a)(i) 181
175,000 Soho Trust 2021-SOHO 144A, 2.70%,
8/10/38 (a)(i) 150
275,000 SUMIT Mortgage Trust 2022-BVUE 144A,
2.89%, 2/12/41 (a)(i) 243
275,000 SWCH Commercial Mortgage Trust 2025-DATA
144A, (1 mo. Term Secured Overnight Financing
Rate + 2.641%), 6.32%, 2/15/42 (a)(c) 272
275,000 TORY Commercial Mortgage Trust 2026-HGTS
144A, 5.45%, 1/13/46 (a)(i) 265
475,000 TORY Commercial Mortgage Trust 2026-HGTS
144A, 6.08%, 1/13/46 (a)(i) 457
325,000 TRTX Issuer Ltd. 2025-FL6 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.396%),
6.07%, 9/18/42 (a)(c) 325
125,000 TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.200%),
5.87%, 6/18/43 (a)(c) 125
Principal
or Shares Security Description
Value
(000)
250,000 TRTX Issuer Ltd. 2025-FL7 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.650%),
6.32%, 6/18/43 (a)(c) $ 251
375,000 UK Logistics DAC 2026-3A 144A, (Sterling
Overnight Index Average + 2.850%), 0.00%,
5/18/36 GBP (a)(b)(c) 506
175,000 VASA Trust 2021-VASA 144A, (1 mo. Term
Secured Overnight Financing Rate + 1.364%),
5.04%, 7/15/39 (a)(c) 170
175,000 VASA Trust 2021-VASA 144A, (1 mo. Term
Secured Overnight Financing Rate + 2.214%),
5.89%, 7/15/39 (a)(c) 163
725,000 Verus Securitization Trust 2024-7 144A, 7.78%,
9/25/69 (a)(c)(i) 728
575,000 VRTX Trust 2025-HQ 144A, 5.92%,
8/05/42 (a)(i) 560
275,000 VTR Commercial Mortgage Trust 2025-STEM
144A, 6.49%, 10/13/39 (a)(i) 268
375,000 Wells Fargo Commercial Mortgage Trust 2026-
1250B 144A, 6.38%, 3/10/41 (a)(i) 373
200,000 Wells Fargo Commercial Mortgage Trust 2026-
1250B 144A, 7.83%, 3/10/41 (a)(i) 201
7,368,951 Wells Fargo Commercial Mortgage Trust 2018-
C46, 0.90%, 8/15/51 (i) 85
Total Mortgage Backed (Cost - $31,949)
31,762
U.S. Treasury (3%
)
1,300,000 U.S. Treasury Bill , 3.64%, 9/03/26 (e) 1,296
2,500,000 U.S. Treasury Note , 3.75%, 4/30/28  2,479
Total U.S. Treasury (Cost - $3,777)
3,775
Investment Company (5%
)
3,220,916 Payden Cash Reserves Money Market Fund* 3,221
253,793 Payden Emerging Markets Local Bond Fund, SI
Class* 2,444
Total Investment Company (Cost - $5,676)
5,665
Purchase Options  (0%
)
Total Purchase Options (Cost - $175) 139
Total Investments, Before Written Options
(Cost - $119,685) (101%)
118,922
Written Options  (0%)
Total Written Options (Cost - $(84)) (66)
Total Investments (Cost - $119,601) (101%)
118,856
Liabilities in excess of Other Assets (-1%)
(1,685)
Net Assets (100%) $ 117,171

Payden Managed Income Fund
continued

Payden Mutual Funds
* Affiliated investment.
(a) Security offered only to qualified institutional investors, and thus is not registered for sale to the public under rule 144A of the Securities Act of
1933. It has been deemed liquid under guidelines approved by the Board.
(b) Principal in foreign currency.
(c) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026.
(d) Security offered and sold outside the United States, and thus is exempt from registration under Regulation S of the Securities Act of 1933. It has been deemed liquid under guidelines approved by the Board.
(e) Yield to maturity at time of purchase.
(f) Floating rate security. The rate shown reflects the rate in effect at July 31,
2026. The stated maturity is subject to prepayments.
(g) Perpetual security with no stated maturity date.
(h) All or a portion of these securities are on loan. At July 31, 2026, the total market value of the Fund’s securities on loan is $1,878 and the total market value of the collateral held by the Fund is $1,944. Amounts in 000s.
(i) Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
Purchase Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - 0.1%
S&P 500 Emini 21 $ 7,665 $ 7300 10/30/2026 $139 Put
Written Options
Description
Number of
Contracts
Notional
Amount
(000s)
Exercise
Price
Maturity
Date
Value
(000s) Call/Put
Exchange Traded Options Purchase - -0.1%
S&P 500 Emini 21 7,140 6800 10/30/2026 $(66) Put
Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
Assets:
CAD 2,302
USD  1,629 Hong Kong & Shanghai Bank 08/27/2026 $ 15
EUR 90
USD  103 Hong Kong & Shanghai Bank 08/26/2026 1
EUR 1,410
USD  1,612 Hong Kong & Shanghai Bank 09/16/2026 17
GBP 375
USD  498 Hong Kong & Shanghai Bank 09/16/2026 8
MXN 13,607
USD  774 Hong Kong & Shanghai Bank 08/26/2026 10
SEK 11,803
USD  1,227 Hong Kong & Shanghai Bank 08/27/2026 14
USD 543
CAD  758 BNP Paribas 09/16/2026 2
USD 3,088
EUR  2,655 Hong Kong & Shanghai Bank 08/26/2026 23
USD 4,191
CHF  3,292 Hong Kong & Shanghai Bank 08/27/2026 107
USD 2,877
EUR  2,487 Hong Kong & Shanghai Bank 08/27/2026 6
USD 1,263
SEK  11,803 Hong Kong & Shanghai Bank 08/27/2026 22
225
Liabilities:
AUD 5,253 USD  3,705 Hong Kong & Shanghai Bank 08/27/2026 (10)
CHF 41 USD  51 Hong Kong & Shanghai Bank 08/27/2026 –
EUR 2,153 USD  2,519 State Street Bank & Trust Co. 08/27/2026 (34)
JPY 463,200 USD  2,939 Hong Kong & Shanghai Bank 08/27/2026 (22)
PEN 135 USD  40 Citibank N.A. 08/26/2026 –
USD 959 ZAR  16,188 Barclays Capital Group 08/26/2026 (18)
USD 335 ZAR  5,660 BNP Paribas 08/26/2026 (6)
USD 2,624 GBP  1,968 BNP Paribas 09/16/2026 (29)
USD 1,501 BRL  7,960 BNP Paribas 09/28/2026 (48)
USD 91 PEN  312 Citibank N.A. 08/26/2026 (1)
USD 888 ZAR  14,880 Citibank N.A. 08/26/2026 (11)
USD 2,488 MXN  43,530 Hong Kong & Shanghai Bank 08/26/2026 (20)

Open Forward Currency Contracts to USD
Currency
Purchased
(000s)
Currency
Sold
(000s) Counterparty
Settlement
Date
Unrealized
Appreciation
(Depreciation)
(000s)
USD 407 AUD  590 Hong Kong & Shanghai Bank 08/27/2026 $ (8)
USD 1,635 GBP  1,225 Hong Kong & Shanghai Bank 08/27/2026 (16)
USD 408 JPY  65,770 Hong Kong & Shanghai Bank 08/27/2026 (6)
USD 12,384 EUR  10,732 Hong Kong & Shanghai Bank 09/16/2026 (14)
USD 1,069 GBP  800 Hong Kong & Shanghai Bank 09/16/2026 (9)
(252)
Net Unrealized Appreciation (Depreciation)
$(27)
Open Futures Contracts
Contract Type
Number of
Contracts
Expiration
Date
Notional
Amount
(000s)
Current
Value
(000s)
Unrealized
Appreciation
(Depreciation)
(000s)
Long Contracts:
U.S. Treasury 2-Year Note Future 7 Sep-26 $ 1,439 $ (3) $ (3)
U.S. Ultra Bond Future 48 Sep-26 5,265 (90) (90)
a a
(93)
Short Contracts:
Euro-Bobl Future 53 Sep-26 (6,958) 60 60
Euro-Bund Future 10 Sep-26 (1,434) 20 20
Euro-Schatz Future 20 Sep-26 (2,432) 10 10
Long Gilt Future 2 Sep-26 (233) 1 1
U.S. 10-Year Ultra Future 57 Sep-26 (6,253) 80 80
U.S. Long Bond Future 11 Sep-26 (1,191) 28 28
U.S. Treasury 10-Year Note Future 75 Sep-26 (8,100) 87 87
U.S. Treasury 5-Year Note Future 152 Sep-26 (16,108) 138 138
a a

Total Futures
$331